Pension and OPEB Plans (Schedule of Changes in Projected Benefit Obligations and Changes in Fair Value of Plan) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss					$ (134)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO/APBO at beginning of year at beginning of year			$ 2,460	$ 2,615	2,615	$ 2,567
Service cost	$ 6	$ 6	18	19	25	23	$ 31
Interest cost	32	30	96	90	120	123	90
Actuarial (gain) loss					(134)	63
Benefits paid					(166)	(161)
PBO/APBO at end of year					2,460	2,615	2,567
Accumulated benefit obligation (ABO) at end of year					2,360	2,502
Change in Plan Assets:
Fair value of assets at beginning of year			1,739	1,822	1,822	1,817
Actual return (loss) on assets					(7)	161
Employer contributions			172		90	5
Benefits paid					(166)	(161)
Fair value of assets at end of year					1,739	1,822	1,817
Funded Status:
Projected benefit obligation at end of year					(2,460)	(2,615)	(2,567)
Fair value of assets at end of year					1,739	1,822	1,817
Funded status at end of year					(721)	(793)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO/APBO at beginning of year at beginning of year			627	654	654	664
Service cost	1	1	2	3	2	2	4
Interest cost	$ 9	$ 8	26	24	31	33	25
Participant contributions					20	20
Actuarial (gain) loss					(15)	(2)
Benefits paid					(65)	(63)
PBO/APBO at end of year					627	654	664
Change in Plan Assets:
Fair value of assets at beginning of year			101	$ 116	116	120
Actual return (loss) on assets					7	15
Employer contributions			$ 18		23	24
Participant contributions					20	20
Benefits paid					(65)	(63)
Fair value of assets at end of year					101	116	120
Funded Status:
Projected benefit obligation at end of year					(627)	(654)	(664)
Fair value of assets at end of year					101	116	$ 120
Funded status at end of year					$ (526)	$ (538)